Equity Incentive Plan - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 12, 2011	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Jan. 25, 2010
Unrecognized compensation cost related to non-vested share-based compensation arrangements granted		$ 346		$ 691
Allocated Share-based Compensation Expense		$ 345	$ 857
Equity Incentive Plan 2008
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized					21,834,055
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011
Ocean Rig's shares granted	1
Vesting period	8 years
Vested number of shares		1
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Before reverse stock splits
Ocean Rig's shares granted	9,000,000
Grant date fair value	$ 5.5
Vested number of shares		8,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche One
Vested number of shares on grant date	1
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche One | Before reverse stock splits
Vested number of shares on grant date	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Two
Rights exercise period	11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Two | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Three
Rights exercise period	1 year 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share-based Compensation Award, Tranche Three | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Four
Rights exercise period	2 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Four | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Five
Rights exercise period	3 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Five | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Six
Rights exercise period	4 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Six | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Seven
Rights exercise period	5 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Seven | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Eight
Rights exercise period	6 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Eight | Before reverse stock splits
Vested in period	1,000,000
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Nine
Rights exercise period	7 years 11 months 18 days
Vested in period	0
Fabiana Services S.A. | Consultancy Agreement Compensation Committee approval on 12 January 2011 | Share Based Compensation Award, Tranche Nine | Before reverse stock splits
Vested in period	1,000,000